DISCONTINUED OPERATIONS (Details Narrative) - USD ($)	1 Months Ended
	Sep. 30, 2022	Mar. 31, 2022
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Current assets	$ 1,522,227	$ 1,311,330
Membership Interest Purchase Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Value of shares of stock issued	$ 1
Current assets		$ 68,360